Other income and expenses - net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income and expenses - net.
Foreign exchange gains (losses)	€ (125)	€ 129	€ 251
Income from government grants	344	348	19
Research collaborations	€ 1,072	€ 0	€ 0